Trade and Other Receivables - Additional Information (Detail) - USD ($) $ in Millions		3 Months Ended		12 Months Ended
	May 22, 2017	Sep. 30, 2017	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of trade and other receivables [line items]
Property, plant and equipment				$ 176,650	$ 175,470	$ 161,297
Collateralized by payables				$ 1,889
Description of agreement installments				The first of 120 monthly installments was paid in February 2015.
Percentage of payments renegotiates				15.00%
Payments renegotiates period				36 months
Percentage of remaining payments renegotiates				85.00%
Remaining payments renegotiates period				84 installments beginning in January 2018.
Allowance for impairment of trade receivables (net of reversals)				$ 210	$ 345
Eletrobras [member]
Disclosure of trade and other receivables [line items]
Receivables on debt				$ 2,202
Vitoria 10,000 drilling rig [Member]
Disclosure of trade and other receivables [line items]
Finance lease agreement termination date	May 22, 2017
Allowance for impairment		$ 24
Property, plant and equipment		$ 387
Vitoria 10,000 drilling rig [Member] | Other income and expenses [Member] | Financial Lease [Member]
Disclosure of trade and other receivables [line items]
Impairment loss on financial assets			$ 254